Distribution Date:	08/17/22	WFRBS Commercial Mortgage Trust 2013-C11
Determination Date:	08/11/22
Next Distribution Date:	09/16/22
Record Date:	07/29/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-15		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	16-18	Trust Advisor	CRED iQ
Principal Prepayment Detail	19		bill@cred-iq.com		bill@cred-iq.com
Historical Detail	20		290 King of Prussia Road | Radnor, PA 19087 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92937EAA2	0.799000%	65,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92937EAB0	2.029000%	278,494,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92937EAC8	2.695000%	46,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92937EAD6	3.037000%	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92937EAZ7	3.071000%	417,757,000.00	390,699,819.47	0.00	999,865.95	0.00	0.00	999,865.95	390,699,819.47	51.36%	30.00%
A-SB	92937EAE4	2.630000%	97,254,000.00	7,392,529.58	1,508,151.01	16,201.96	0.00	0.00	1,524,352.97	5,884,378.57	51.36%	30.00%
A-S	92937EAF1	3.311000%	134,656,000.00	134,656,000.00	0.00	371,538.35	0.00	0.00	371,538.35	134,656,000.00	34.84%	20.63%
B	92937EAG9	3.714000%	93,361,000.00	93,361,000.00	0.00	288,952.30	0.00	0.00	288,952.30	93,361,000.00	23.39%	14.13%
C	92937EAH7	4.309465%	59,248,000.00	59,248,000.00	0.00	212,772.64	0.00	0.00	212,772.64	59,248,000.00	16.12%	10.00%
D	92937EAJ3	4.365465%	46,681,000.00	46,681,000.00	0.00	169,820.22	0.00	0.00	169,820.22	46,681,000.00	10.39%	6.75%
E	92937EAL8	4.365465%	32,317,000.00	32,317,000.00	0.00	117,565.60	0.00	0.00	117,565.60	32,317,000.00	6.43%	4.50%
F	92937EAN4	4.365465%	25,136,000.00	25,136,000.00	0.00	91,441.93	0.00	0.00	91,441.93	25,136,000.00	3.35%	2.75%
G	92937EAQ7	4.365465%	39,499,346.00	27,287,719.28	0.00	99,269.65	0.00	0.00	99,269.65	27,287,719.28	0.00%	0.00%
V	92937EAY0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92937EAW4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,436,326,346.00	816,779,068.33	1,508,151.01	2,367,428.60	0.00	0.00	3,875,579.61	815,270,917.32

X-A	92937EAS3	1.239922%	1,140,084,000.00	532,748,349.05	0.00	550,472.18	0.00	0.00	550,472.18	531,240,198.04
X-B	92937EAU8	0.420285%	152,609,000.00	152,609,000.00	0.00	53,449.41	0.00	0.00	53,449.41	152,609,000.00
Notional SubTotal			1,292,693,000.00	685,357,349.05	0.00	603,921.59	0.00	0.00	603,921.59	683,849,198.04

Deal Distribution Total					1,508,151.01	2,971,350.19	0.00	0.00	4,479,501.20

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92937EAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92937EAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92937EAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92937EAD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92937EAZ7	935.23225097	0.00000000	2.39341519	0.00000000	0.00000000	0.00000000	0.00000000	2.39341519	935.23225097
A-SB	92937EAE4	76.01260185	15.50734170	0.16659428	0.00000000	0.00000000	0.00000000	0.00000000	15.67393598	60.50526014
A-S	92937EAF1	1,000.00000000	0.00000000	2.75916669	0.00000000	0.00000000	0.00000000	0.00000000	2.75916669	1,000.00000000
B	92937EAG9	1,000.00000000	0.00000000	3.09500005	0.00000000	0.00000000	0.00000000	0.00000000	3.09500005	1,000.00000000
C	92937EAH7	1,000.00000000	0.00000000	3.59122063	0.00000000	0.00000000	0.00000000	0.00000000	3.59122063	1,000.00000000
D	92937EAJ3	1,000.00000000	0.00000000	3.63788736	0.00000000	0.00000000	0.00000000	0.00000000	3.63788736	1,000.00000000
E	92937EAL8	1,000.00000000	0.00000000	3.63788718	0.00000000	0.00000000	0.00000000	0.00000000	3.63788718	1,000.00000000
F	92937EAN4	1,000.00000000	0.00000000	3.63788709	0.00000000	0.00000000	0.00000000	0.00000000	3.63788709	1,000.00000000
G	92937EAQ7	690.83977441	0.00000000	2.51319731	0.00000000	28.19088498	0.00000000	0.00000000	2.51319731	690.83977441
V	92937EAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92937EAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92937EAS3	467.28868140	0.00000000	0.48283476	0.00000000	0.00000000	0.00000000	0.00000000	0.48283476	465.96583939
X-B	92937EAU8	1,000.00000000	0.00000000	0.35023760	0.00000000	0.00000000	0.00000000	0.00000000	0.35023760	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	07/01/22 - 07/30/22	30	0.00	999,865.95	0.00	999,865.95	0.00	0.00	0.00	999,865.95	0.00
A-SB	07/01/22 - 07/30/22	30	0.00	16,201.96	0.00	16,201.96	0.00	0.00	0.00	16,201.96	0.00
A-S	07/01/22 - 07/30/22	30	0.00	371,538.35	0.00	371,538.35	0.00	0.00	0.00	371,538.35	0.00
B	07/01/22 - 07/30/22	30	0.00	288,952.30	0.00	288,952.30	0.00	0.00	0.00	288,952.30	0.00
C	07/01/22 - 07/30/22	30	0.00	212,772.64	0.00	212,772.64	0.00	0.00	0.00	212,772.64	0.00
D	07/01/22 - 07/30/22	30	0.00	169,820.22	0.00	169,820.22	0.00	0.00	0.00	169,820.22	0.00
E	07/01/22 - 07/30/22	30	0.00	117,565.60	0.00	117,565.60	0.00	0.00	0.00	117,565.60	0.00
F	07/01/22 - 07/30/22	30	0.00	91,441.93	0.00	91,441.93	0.00	0.00	0.00	91,441.93	0.00
G	07/01/22 - 07/30/22	30	1,113,521.52	99,269.65	0.00	99,269.65	0.00	0.00	0.00	99,269.65	1,113,521.52
X-A	07/01/22 - 07/30/22	30	0.00	550,472.18	0.00	550,472.18	0.00	0.00	0.00	550,472.18	0.00
X-B	07/01/22 - 07/30/22	30	0.00	53,449.41	0.00	53,449.41	0.00	0.00	0.00	53,449.41	0.00
Totals			1,113,521.52	2,971,350.19	0.00	2,971,350.19	0.00	0.00	0.00	2,971,350.19	1,113,521.52

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,479,501.20
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,992,267.40	Master Servicing Fee	17,569.34
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,004.51
Interest Adjustments	0.00	Trustee Fee	246.17
Deferred Interest	0.00	Trust Advisor Fee	1,097.21
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,992,267.40	Total Fees	20,917.23

Principal		Expenses/Reimbursements
Scheduled Principal	1,508,150.98	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,508,150.98	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,971,350.19
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,508,151.01
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,479,501.20
Total Funds Collected	4,500,418.38	Total Funds Distributed	4,500,418.43

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	816,779,068.33	816,779,068.33	Beginning Certificate Balance	816,779,068.33
(-) Scheduled Principal Collections	1,508,150.98	1,508,150.98	(-) Principal Distributions	1,508,151.01
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.03	0.03	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	815,270,917.32	815,270,917.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	816,784,433.38	816,784,433.38	Ending Certificate Balance	815,270,917.32
Ending Actual Collateral Balance	815,270,917.38	815,270,917.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.37%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	24	165,316,921.47	20.28%	4	4.4413	NAP	Defeased	24	165,316,921.47	20.28%	4	4.4413	NAP
2,000,000 or less	6	10,645,498.64	1.31%	5	4.9279	1.858380	1.30 or less	9	292,152,098.70	35.83%	4	4.1674	0.973084
2,000,001 to 3,000,000	8	20,943,685.25	2.57%	5	4.4792	4.017669	1.31 to 1.50	3	26,102,589.31	3.20%	5	4.3978	1.374275
3,000,001 to 4,000,000	2	7,168,929.40	0.88%	5	4.5823	2.003345	1.51 to 1.60	2	27,046,957.13	3.32%	5	4.5053	1.581887
4,000,001 to 5,000,000	4	17,823,728.53	2.19%	5	4.7075	2.044518	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	4	21,414,448.66	2.63%	4	4.6458	1.702632	1.71 to 1.80	3	14,922,627.78	1.83%	5	4.3298	1.785338
6,000,001 to 7,000,000	1	6,082,957.28	0.75%	6	4.4200	1.584600	1.81 to 1.90	4	24,778,292.74	3.04%	5	4.6124	1.848164
7,000,001 to 8,000,000	4	29,877,951.50	3.66%	5	4.5631	1.528153	1.91 to 2.00	6	96,810,169.41	11.87%	5	4.3608	1.954869
8,000,001 to 9,000,000	3	26,102,589.31	3.20%	5	4.3978	1.374275	2.01 to 2.10	1	5,293,337.06	0.65%	5	4.8300	2.055800
9,000,001 to 14,000,000	2	19,676,505.60	2.41%	5	4.4107	1.855349	2.11 to 2.20	1	2,359,854.41	0.29%	4	4.6700	2.170100
14,000,001 to 19,000,000	1	15,578,624.77	1.91%	4	4.5230	1.829400	2.21 to 2.30	2	6,369,092.03	0.78%	5	4.5421	2.277950
19,000,001 to 29,000,000	2	43,124,774.41	5.29%	5	4.5660	1.390709	2.31 to 2.40	1	5,797,452.19	0.71%	4	4.9500	2.311400
29,000,001 to 49,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.41 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
49,000,001 to 69,000,000	1	66,000,000.00	8.10%	5	4.2400	1.960000	2.51 to 2.70	1	4,989,984.69	0.61%	5	4.8250	2.642100
69,000,001 to 89,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.71 to 2.90	1	1,473,152.39	0.18%	5	4.9500	2.856300
89,000,001 to 129,000,000	2	229,553,993.10	28.16%	4	3.8469	2.519362	2.91 to 3.00	1	2,260,531.03	0.28%	4	5.3000	3.001900
129,000,001 and greater	1	135,960,309.40	16.68%	4	4.2400	1.199000	3.01 or greater	6	139,597,856.98	17.12%	3	3.8775	4.192934
Totals	65	815,270,917.32	100.00%	4	4.2542	1.902709	Totals	65	815,270,917.32	100.00%	4	4.2542	1.902709
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	40	165,316,921.47	20.28%	4	4.4413	NAP
							Defeased	40	165,316,921.47	20.28%	4	4.4413	NAP
Alabama	5	3,481,177.79	0.43%	5	4.9914	2.504935
							Lodging	8	79,410,813.91	9.74%	5	4.6045	1.541711
Arizona	1	5,797,452.19	0.71%	4	4.9500	2.311400
							Mobile Home Park	1	2,260,531.03	0.28%	4	5.3000	3.001900
California	7	60,361,565.70	7.40%	5	4.4715	1.657221
							Multi-Family	4	8,296,769.89	1.02%	5	4.8417	1.545348
Colorado	1	135,960,309.40	16.68%	4	4.2400	1.199000
							Office	4	313,903,308.67	38.50%	5	4.1205	1.196604
Florida	6	16,313,220.64	2.00%	6	4.1671	4.463297
							Retail	28	224,398,273.23	27.52%	4	4.1445	2.988010
Georgia	2	7,963,057.10	0.98%	6	4.5313	1.933494
							Self Storage	8	21,684,299.12	2.66%	5	4.2806	4.145368
Illinois	1	5,069,335.35	0.62%	3	4.6300	0.416600
							Totals	93	815,270,917.32	100.00%	4	4.2542	1.902709
Indiana	1	8,460,472.68	1.04%	5	4.5500	1.316600
Kansas	1	9,048,854.34	1.11%	5	4.6700	1.914600
Louisiana	1	3,629,969.00	0.45%	5	4.7600	0.373600
Michigan	3	4,016,805.36	0.49%	4	4.9500	1.168100
Mississippi	1	2,359,854.41	0.29%	4	4.6700	2.170100
Missouri	1	1,564,071.90	0.19%	3	5.0000	0.485600
New York	1	104,553,993.10	12.82%	5	3.8600	0.657600
North Carolina	5	157,628,493.53	19.33%	3	3.9855	3.596422
Ohio	3	11,242,551.42	1.38%	5	4.8549	2.223344
Oklahoma	1	2,317,301.99	0.28%	5	4.8600	1.730900
Oregon	2	3,299,031.93	0.40%	5	4.9500	2.370141
Tennessee	3	3,295,160.49	0.40%	6	4.4200	1.584600
Texas	4	68,825,217.18	8.44%	5	4.2644	1.961587
Utah	1	1,977,674.53	0.24%	5	4.4600	1.744000
Virginia	1	22,160,774.56	2.72%	5	4.6000	1.210600
Washington	1	10,627,651.26	1.30%	5	4.1900	1.804900
Totals	93	815,270,917.32	100.00%	4	4.2542	1.902709

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	24	165,316,921.47	20.28%	4	4.4413	NAP	Defeased	24	165,316,921.47	20.28%	4	4.4413	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	229,553,993.10	28.16%	4	3.8469	2.519362	4 months or greater	41	649,953,995.85	79.72%	4	4.2066	1.966366
	4.001% to 4.250%	9	237,733,867.47	29.16%	4	4.2305	1.668432	Totals	65	815,270,917.32	100.00%	4	4.2542	1.902709
	4.251% or 4.500%	7	40,142,836.65	4.92%	5	4.4186	1.638112
	4.501% or 4.750%	10	98,257,987.90	12.05%	5	4.5774	1.549692
	4.751% or 5.000%	10	38,200,059.42	4.69%	5	4.8860	1.845688
	5.001% or 5.250%	2	3,804,720.28	0.47%	5	5.1222	2.038424
	5.251% or greater	1	2,260,531.03	0.28%	4	5.3000	3.001900
	Totals	65	815,270,917.32	100.00%	4	4.2542	1.902709
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	24	165,316,921.47	20.28%	4	4.4413	NAP	Defeased	24	165,316,921.47	20.28%	4	4.4413	NAP
	60 months or less	41	649,953,995.85	79.72%	4	4.2066	1.966366	Interest Only	2	191,000,000.00	23.43%	4	3.9756	3.345209
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	63,553,922.12	7.80%	5	4.6085	1.664178
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	30	395,400,073.73	48.50%	5	4.2535	1.348881
	Totals	65	815,270,917.32	100.00%	4	4.2542	1.902709	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	65	815,270,917.32	100.00%	4	4.2542	1.902709
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	24	165,316,921.47	20.28%	4	4.4413	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	41	649,953,995.85	79.72%	4	4.2066	1.966366	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	815,270,917.32	100.00%	4	4.2542	1.902709
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310916826	OF	Denver	CO	Actual/360	4.240%	497,370.92	264,228.71	0.00	N/A	12/01/22	--	136,224,538.10	135,960,309.40	08/01/22
2	424100001	RT	Concord	NC	Actual/360	3.836%	412,902.78	0.00	0.00	N/A	11/01/22	--	125,000,000.00	125,000,000.00	08/01/22
4	310914187	OF	New York	NY	Actual/360	3.860%	348,240.54	215,014.86	0.00	N/A	01/01/23	--	104,769,008.00	104,553,993.10	08/01/22
7	310917760	OF	Plano	TX	Actual/360	4.240%	240,973.33	0.00	0.00	01/01/23	01/01/33	--	66,000,000.00	66,000,000.00	08/01/22
10	310917645	LO	Arlington	VA	Actual/360	4.600%	87,981.06	50,432.90	0.00	N/A	01/01/23	--	22,211,207.46	22,160,774.56	08/01/22
11	440000182	RT	Encino	CA	Actual/360	4.530%	81,965.10	48,203.07	0.00	N/A	01/06/23	--	21,012,202.92	20,963,999.85	08/06/22
12	440000174	LO	Asheville	NC	Actual/360	4.523%	60,892.07	55,549.93	0.00	N/A	12/01/22	--	15,634,174.70	15,578,624.77	08/01/22
13	310917403	SS	Various	TX	Actual/360	4.240%	65,556.87	30,257.28	0.00	N/A	10/01/22	--	17,955,319.17	17,925,061.89	08/01/22
14	300050014	OF	Columbus	OH	Actual/360	4.290%	46,932.07	30,176.30	0.00	N/A	01/01/23	--	12,704,372.27	12,674,195.97	08/01/22
15	310917334	RT	Various	Various	Actual/360	4.160%	45,562.55	27,586.27	0.00	N/A	01/01/23	10/01/22	12,719,075.52	12,691,489.25	08/01/22
16	310917379	SS	Various	FL	Actual/360	4.160%	50,368.41	22,634.40	0.00	N/A	09/01/22	--	14,060,659.57	14,038,025.17	08/01/22
18	440000176	MF	Speedway	IN	Actual/360	4.410%	43,709.64	27,031.10	0.00	N/A	12/01/22	--	11,510,110.24	11,483,079.14	08/01/22
19	310917250	SS	Los Angeles	CA	Actual/360	4.320%	42,357.20	27,089.31	0.00	N/A	12/01/22	--	11,386,344.60	11,359,255.29	08/01/22
20	300050020	RT	Manteca	CA	Actual/360	4.420%	42,239.24	26,025.01	0.00	N/A	12/05/22	--	11,097,743.43	11,071,718.42	08/05/22
21	300050021	RT	Various	Various	Actual/360	4.420%	23,454.12	79,268.87	0.00	02/01/23	02/01/28	--	6,162,226.15	6,082,957.28	08/01/22
22	310915913	RT	Kennewick	WA	Actual/360	4.190%	38,437.77	25,669.15	0.00	N/A	01/01/23	--	10,653,320.41	10,627,651.26	08/01/22
25	440000180	LO	Charlotte	NC	Actual/360	4.470%	34,029.67	31,357.79	0.00	N/A	01/01/23	--	8,840,788.25	8,809,430.46	08/01/22
27	540915949	RT	Various	Various	Actual/360	4.530%	34,120.95	30,832.08	0.00	N/A	01/01/23	--	8,747,092.68	8,716,260.60	08/01/22
28	416000070	LO	Indianapolis	IN	Actual/360	4.550%	33,265.61	29,864.59	0.00	N/A	01/01/23	--	8,490,337.27	8,460,472.68	08/01/22
29	416000068	LO	Manhattan	KS	Actual/360	4.670%	36,470.92	20,381.06	0.00	N/A	01/01/23	--	9,069,235.40	9,048,854.34	08/01/22
30	310915063	OF	Dallas	TX	Actual/360	4.570%	32,547.89	29,031.55	0.00	N/A	10/01/22	--	8,270,798.73	8,241,767.18	08/01/22
31	300050031	SS	Various	TX	Actual/360	4.540%	34,024.56	19,936.31	0.00	N/A	01/05/23	--	8,703,169.56	8,683,233.25	08/05/22
32	310916613	RT	Livermore	CA	Actual/360	4.900%	30,910.12	33,533.21	0.00	N/A	02/01/23	--	7,325,638.51	7,292,105.30	08/01/22
33	440000183	RT	San Diego	CA	Actual/360	4.180%	31,859.31	18,486.87	0.00	N/A	01/01/23	--	8,851,173.04	8,832,686.17	08/01/22
35	310916555	MU	San Francisco	CA	Actual/360	4.500%	31,703.59	18,964.94	0.00	N/A	12/01/22	--	8,181,572.57	8,162,607.63	08/01/22
36	300050036	RT	Pleasant Hill	CA	Actual/360	4.480%	30,506.62	18,273.90	0.00	N/A	01/01/23	--	7,907,823.29	7,889,549.39	08/01/22
38	416000072	OF	Lawrenceville	GA	Actual/360	4.540%	28,952.83	16,863.00	0.00	N/A	02/01/23	--	7,405,869.17	7,389,006.17	08/01/22
39	310914018	RT	Fresno	CA	Actual/360	4.340%	27,373.91	17,376.16	0.00	N/A	12/01/22	--	7,324,666.80	7,307,290.64	08/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
40	300050040	MH	Lakeland	FL	Actual/360	4.480%	24,566.90	13,648.72	0.00	N/A	01/05/23	--	6,368,148.02	6,354,499.30	08/05/22
41	300050041	LO	Swansboro	NC	Actual/360	4.830%	22,091.32	18,139.66	0.00	N/A	01/01/23	--	5,311,476.72	5,293,337.06	08/01/22
42	300050042	RT	Phoenix	AZ	Actual/360	4.950%	24,765.34	12,598.56	0.00	N/A	12/01/22	--	5,810,050.75	5,797,452.19	08/01/22
43	310917626	LO	Peoria	IL	Actual/360	4.630%	20,282.99	18,017.13	0.00	N/A	11/01/22	--	5,087,352.48	5,069,335.35	08/01/22
45	440000179	LO	Cincinnati	OH	Actual/360	4.825%	20,803.78	17,109.23	0.00	N/A	01/01/23	--	5,007,093.92	4,989,984.69	08/01/22
46	870917891	SS	Pembroke Pines	FL	Actual/360	4.140%	18,777.23	12,781.67	0.00	N/A	01/01/23	--	5,267,105.73	5,254,324.06	08/01/22
47	670917928	RT	Indianapolis	IN	Actual/360	4.730%	20,018.73	16,964.16	0.00	N/A	10/01/22	--	4,914,917.33	4,897,953.17	08/01/22
48	440000191	RT	Indio	CA	Actual/360	4.634%	20,748.34	11,676.39	0.00	N/A	02/01/23	--	5,199,578.15	5,187,901.76	08/01/22
49	300050049	SS	Chandler	AZ	Actual/360	4.510%	19,256.76	11,408.30	0.00	N/A	01/05/23	--	4,958,467.92	4,947,059.62	08/05/22
50	440000192	RT	San Diego	CA	Actual/360	4.333%	16,962.92	9,268.71	0.00	N/A	01/01/23	--	4,546,242.66	4,536,973.95	08/01/22
51	300050051	MF	Columbus	OH	Actual/360	4.740%	17,508.09	9,482.03	0.00	N/A	02/01/23	--	4,289,446.56	4,279,964.53	08/01/22
52	810916202	MF	Ann Arbor	MI	Actual/360	4.950%	17,158.84	8,729.01	0.00	N/A	12/01/22	--	4,025,534.37	4,016,805.36	08/01/22
53	410914664	RT	New Orleans	LA	Actual/360	4.760%	14,911.91	8,067.10	0.00	N/A	01/01/23	--	3,638,036.10	3,629,969.00	08/01/22
54	410912344	SS	Napa	CA	Actual/360	4.400%	13,440.34	8,342.76	0.00	N/A	12/01/22	--	3,547,303.16	3,538,960.40	08/01/22
57	300050057	RT	St. Helens	OR	Actual/360	4.950%	7,799.62	3,943.32	0.00	N/A	01/01/23	--	1,829,822.86	1,825,879.54	08/01/22
58	300050058	RT	Sandy	OR	Actual/360	4.950%	6,292.87	3,181.55	0.00	N/A	01/01/23	--	1,476,333.94	1,473,152.39	08/01/22
60	410916193	RT	Charlotte	NC	Actual/360	4.520%	11,497.19	6,786.29	0.00	N/A	01/01/23	--	2,953,887.53	2,947,101.24	08/01/22
61	310917745	SS	Longwood	FL	Actual/360	4.180%	10,363.29	6,906.62	0.00	N/A	02/01/23	--	2,879,136.51	2,872,229.89	08/01/22
62	310917746	SS	Orlando	FL	Actual/360	4.180%	10,246.19	6,828.58	0.00	N/A	02/01/23	--	2,846,603.83	2,839,775.25	08/01/22
63	310917747	SS	Lake Mary	FL	Actual/360	4.180%	10,246.19	6,828.58	0.00	N/A	02/01/23	--	2,846,603.83	2,839,775.25	08/01/22
64	410917243	SS	San Antonio	TX	Actual/360	5.060%	12,727.11	6,190.20	0.00	N/A	10/01/22	--	2,920,923.44	2,914,733.24	08/01/22
65	860916537	MF	Stone Mountain	GA	Actual/360	4.610%	11,408.23	6,555.25	0.00	N/A	09/01/22	--	2,873,811.90	2,867,256.65	08/01/22
67	300050067	MH	Baytown	TX	Actual/360	5.160%	11,692.76	5,526.48	0.00	N/A	12/05/22	--	2,631,527.90	2,626,001.42	08/05/22
68	310917739	SS	Various	FL	Actual/360	4.180%	9,045.93	6,028.65	0.00	N/A	02/01/23	--	2,513,144.84	2,507,116.19	08/01/22
69	300050069	MU	Chicago	IL	Actual/360	5.120%	10,169.07	7,579.01	0.00	N/A	02/01/23	--	2,306,492.00	2,298,912.99	08/01/22
70	416000069	MH	Galesburg	MI	Actual/360	4.330%	8,837.75	5,564.65	0.00	N/A	02/01/23	--	2,370,251.88	2,364,687.23	08/01/22
71	410916585	RT	Diberville	MS	Actual/360	4.670%	9,511.40	5,347.64	0.00	N/A	12/01/22	--	2,365,202.05	2,359,854.41	08/01/22
72	410916551	RT	Bixby	OK	Actual/360	4.860%	9,719.14	5,073.21	0.00	N/A	01/01/23	--	2,322,375.20	2,317,301.99	08/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
73	300050073	MH	Alabaster	AL	Actual/360	5.300%	10,338.06	4,655.17	0.00	N/A	12/01/22	--	2,265,186.20	2,260,531.03	08/01/22
74	410917424	RT	Saint George	UT	Actual/360	4.460%	7,622.43	7,047.03	0.00	N/A	01/01/23	--	1,984,721.56	1,977,674.53	08/01/22
75	300050075	RT	Columbus	OH	Actual/360	5.180%	8,817.25	4,112.62	0.00	N/A	01/05/23	--	1,976,714.82	1,972,602.20	08/05/22
76	300050076	MH	Odessa	TX	Actual/360	4.960%	8,315.75	4,215.45	0.00	N/A	12/05/22	--	1,946,974.72	1,942,759.27	08/05/22
77	410917238	SS	Arlington	TX	Actual/360	5.060%	7,999.90	3,890.98	0.00	N/A	01/01/23	--	1,836,009.06	1,832,118.08	08/01/22
78	790915885	RT	Independence	MO	Actual/360	5.000%	6,748.82	3,397.11	0.00	N/A	11/01/22	--	1,567,469.01	1,564,071.90	08/01/22
80	300050080	MH	Phoenix	AZ	Actual/360	4.700%	5,991.54	3,292.08	0.00	N/A	02/01/23	--	1,480,407.94	1,477,115.86	08/01/22
81	300050081	SS	Port Angeles	WA	Actual/360	5.400%	6,873.82	2,952.97	0.00	N/A	02/01/23	--	1,478,241.02	1,475,288.05	08/01/22
82	410917244	SS	Temple	TX	Actual/360	5.060%	3,999.95	1,945.49	0.00	N/A	10/01/22	--	918,004.61	916,059.12	08/01/22
Totals							2,992,267.40	1,508,150.98	0.00				816,779,068.33	815,270,917.32
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	23,917,559.55	5,448,952.99	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	38,385,784.49	9,506,667.49	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,092,693.48	1,167,039.71	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,511,339.30	1,387,195.25	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	160,980.00	2,359,971.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,145,260.99	647,019.22	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,551,418.04	2,917,566.63	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	2,027,352.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,502,587.35	375,983.25	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	1,242,395.99	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,001,359.39	1,147,291.01	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,399,656.91	1,548,916.52	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,209,489.05	810,810.83	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	904,760.64	221,233.28	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	786,534.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,067,438.13	597,187.38	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	743,066.99	142,357.74	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1,123,942.43	1,102,791.43	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,121,885.00	271,024.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	169,679.99	271,670.97	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,325,694.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	737,733.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	710,248.48	373,116.46	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	965,312.44	352,303.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	368,083.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	446,220.76	32,599.38	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	979,849.00	242,372.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	233,278.00	147,793.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	303,544.00	168,568.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	496,262.94	215,771.01	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	824,127.53	233,938.49	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	729,550.03	217,195.30	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	999,918.58	277,532.19	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	1,466,773.20	417,390.83	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	386,399.00	104,480.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	154,715.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
73	534,981.49	274,303.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
74	309,187.50	154,593.75	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
75	301,226.00	156,363.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	366,887.00	162,852.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	184.53	0.00
78	148,482.05	44,614.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	102,456,546.82	34,896,577.09				0.00	0.00	0.00	0.00	184.53	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254161%	4.224430%	4
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	16,847,733.73	4.254383%	4.224643%	5
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.260533%	4.229479%	6
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.260753%	4.229688%	7
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.260980%	4.229906%	8
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,102,683.36	4.261196%	4.230112%	9
02/17/22	0	0.00	0	0.00	1	8,469,381.53	0	0.00	1	0.00	0	0.00	0	0.00	1	2,868,146.67	4.267253%	4.233732%	10
01/18/22	1	2,877,445.90	0	0.00	1	8,487,238.33	0	0.00	1	2,877,445.90	0	0.00	0	0.00	0	0.00	4.269628%	4.235285%	11
12/17/21	0	0.00	0	0.00	1	8,505,020.94	0	0.00	1	2,886,705.98	0	0.00	0	0.00	0	0.00	4.269841%	4.235486%	12
11/18/21	0	0.00	1	8,523,872.08	0	0.00	0	0.00	1	2,896,320.43	0	0.00	0	0.00	0	0.00	4.270061%	4.235696%	13
10/18/21	1	8,541,502.49	0	0.00	0	0.00	0	0.00	1	2,905,501.04	0	0.00	0	0.00	0	0.00	4.270270%	4.235894%	14
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	1	2,915,038.90	0	0.00	0	0.00	0	0.00	4.270488%	4.236100%	15
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0	0
0 - 6 Months		743,187,960	743,187,960	0	0
7 - 12 Months		0	0	0	0
13 - 24 Months		0	0	0	0
25 - 36 Months		0	0	0	0
37 - 48 Months		0	0	0	0
49 - 60 Months		0	0	0	0
> 60 Months		72,082,957	72,082,957	0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-22	815,270,917	815,270,917	0	0	0	0
Jul-22	816,779,068	816,779,068	0	0	0	0
Jun-22	835,253,628	835,253,628	0	0	0	0
May-22	836,796,877	836,796,877	0	0	0	0
Apr-22	838,412,176	838,412,176	0	0	0	0
Mar-22	839,943,559	839,943,559	0	0	0	0
Feb-22	850,173,314	841,703,933	0	0	8,469,382	0
Jan-22	854,587,635	843,222,951	0	0	8,487,238	2,877,446
Dec-21	856,127,989	844,736,262	0	0	8,505,021	2,886,706
Nov-21	857,742,889	846,322,697	0	8,523,872	0	2,896,320
Oct-21	859,271,368	847,824,364	8,541,502	0	0	2,905,501
Sep-21	860,874,818	857,959,779	0	0	0	2,915,039
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
28	416000070	9,216,144.86	4.55000%	9,216,144.86 4.55000%		10	06/05/20	07/01/20	07/13/20
Totals		9,216,144.86		9,216,144.86
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	440000186 10/17/18	9,866,279.67	7,100,000.00	2,404,432.80	2,865,584.80	2,404,432.59	(461,152.21)	10,327,431.93	0.00	286,536.56	10,040,895.37	66.93%
34	440000184 03/17/22	8,469,381.53	8,300,000.00	6,780,596.54	656,562.36	6,780,596.54	6,124,034.18	2,345,347.35	0.00	0.00	2,345,347.35	23.22%
59	416000071 02/17/22	2,877,445.90	2,780,000.00	3,325,257.43	281,512.28	3,158,958.18	2,877,445.90	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		21,213,107.10	18,180,000.00	12,510,286.77	3,803,659.44	12,343,987.31	8,540,327.87	12,672,779.28	0.00	286,536.56	12,386,242.72

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	440000186	01/17/20	0.00	0.00	10,040,895.37	0.00	(294,917.19)	0.00	0.00	0.00	10,327,431.93
		08/16/19	0.00	0.00	10,335,812.56	0.00	1,360.00	0.00	0.00	0.00
		05/17/19	0.00	0.00	10,334,452.56	0.00	(1,019.37)	0.00	0.00	0.00
		12/17/18	0.00	0.00	10,336,491.30	0.00	1,559.37	0.00	0.00	0.00
		11/19/18	0.00	0.00	10,334,931.93	0.00	7,500.00	0.00	0.00	0.00
		10/17/18	0.00	0.00	10,327,431.93	0.00	0.00	10,327,431.93	0.00	0.00
34	440000184	03/17/22	0.00	0.00	2,345,347.35	0.00	0.00	2,345,347.35	0.00	0.00	2,345,347.35
59	416000071	02/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	12,386,242.72	0.00	(285,517.19)	12,672,779.28	0.00	0.00	12,672,779.28

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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